INCOME TAXES (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets
Accrued expenses	$ 298,992	$ 166,357
Less: valuation allowance	(298,992)	(166,357)
Current deferred tax assets, net
Non-current deferred tax assets
Net operating loss carry forwards	116,765	65,738
Less: valuation allowance	(116,765)	(65,738)
Non-current deferred tax assets, net
Deferred tax liabilities
Amortization of intangible assets		$ 10,498